CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Cell Source Limited [Member]	Common Stock [Member]	Common Stock [Member] Cell Source Limited [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cell Source Limited [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cell Source Limited [Member]
Begining Balance at Dec. 31, 2011		$ 704,551		$ 105,137		$ 1,094,863		$ (495,449)
Begining Balance (in shares) at Dec. 31, 2011				10,513,818
Issuance of common stock for cash		810,000		22,500		787,500		0
Issuance of common stock for cash (in shares)				2,250,000
Forgiveness of accrued interest	0
Net loss	(1,661,912)	(1,661,912)		0		0		(1,661,912)
Ending Balance at Dec. 31, 2012	(147,361)	(147,361)		127,637		1,882,363		(2,157,361)
Ending Balance (in shares) at Dec. 31, 2012				12,763,818
Issuance of Common Stock and Warrants Value For Cash		551,497		7,354		544,143		0
Issuance of Common Stock and Warrants For Cash (in shares)				735,327
Reclassification of detachable warrants to derivative liabilities		(231,200)		0		(231,200)		0
Issuance of common stock for settlement of convertible notes		821,090		26,999		794,091		0
Contribution of services by officers for no consideration		76,990		0		76,990		0
Exchange of common stock for warrants to founders		0		(20,438)		20,438		0
Exchange of common stock for warrants to founders (in shares)				(2,043,835)
Forgiveness of accrued interest	15,300	15,300		0		15,300		0
Shares retained by public company stockholders in Share Exchange (in shares)				2,699,880
Net loss	(1,783,650)	(1,783,650)		0		0		(1,783,650)
Ending Balance at Dec. 31, 2013	(697,334)	(697,334)	14,155	141,552	3,229,522	3,102,125	(3,941,011)	(3,941,011)
Ending Balance (in shares) at Dec. 31, 2013			14,155,262	14,155,190
Issuance of common stock for cash	3,012,846		4,091		3,008,755		0
Issuance of common stock for cash (in shares)			4,090,661
Reclassification of detachable warrants to derivative liabilities	(1,499,000)		0		(1,499,000)		0
Shares retained by public company stockholders in Share Exchange	(730,200)		5,000		(735,200)		0
Shares retained by public company stockholders in Share Exchange (in shares)			5,000,000
Stock-based compensation	43,000		0		43,000		0
Net loss	(1,806,320)		0		0		(1,806,320)
Ending Balance at Jun. 30, 2014	$ (1,677,008)		$ 23,246		$ 4,047,077		$ (5,747,331)
Ending Balance (in shares) at Jun. 30, 2014			23,245,923